INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

10.           INCOME TAXES

PRC

Under the Law of the People's Republic of China on Enterprise Income Tax ("EIT Law"), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. In November 2018, Qiyu received its "high and new technology enterprises" status and was entitled to a reduced EIT rate of 15% from 2018 to 2020. In November 2020, Qiyue received its "high and new technology enterprises" status and was entitled to a reduced EIT rate of 15% from 2020 to 2022. In August 2019, Qicheng benefited from a preferential tax rate of 15% as it falls within the encouraged industries catalogue in western China. The 40% of the EIT payables of Qicheng could be further reduced as it is located in Autonomous Region of China.

10.           INCOME TAXES – continued

PRC – continued

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries domiciled in Hong Kong has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

The current and deferred portion of income tax expenses included in the combined and consolidated statements of operations, which were all attributable to the Group is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax	375,066	1,179,089	1,355,651
Deferred tax	91,294	(713,106)	(769,615)
Total	466,360	465,983	586,036

Reconciliation between the income tax at PRC statutory tax rate and income tax expense is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income before income tax benefit	1,659,671	2,967,287	4,081,745
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	414,918	741,822	1,020,436
Effect of different tax rate of subsidiary operation in other jurisdiction	5,424	3,875	3,728
Effect of non-deductible expenses	151,987	63,070	75,881
Effect of preferential tax rate and tax exemption	(84,120)	(202,095)	(452,033)
Effect of enacted tax rate change of deferred tax assets/liabilities	—	(95,048)	248
Effect of research and development super-deduction	(21,849)	(47,846)	(69,802)
Effect of valuation allowance movement of deferred tax assets	—	2,205	7,578
Income tax expense	466,360	465,983	586,036

The effect of the preferential tax rates on the income per share is as follows:

	Years Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2018	2019	2020
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	84,120	297,143	451,785
Income per share effect-basic	0.41	1.03	1.51
Income per share effect-diluted	0.41	0.99	1.47

10.           INCOME TAXES – continued

PRC – continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Guarantee liabilities	1,182,114	1,628,214
Advertising expenses	290,720	—
Provision for accounts receivable and contract assets	236,252	34,889
Provision for loan losses	84,452	186,462
Net operating loss carry forwards	12,951	22,785
Gross deferred tax assets	1,806,489	1,872,350
Valuation allowance on deferred tax assets	(2,205)	(9,783)
Deferred tax liabilities	1,804,284	1,862,567
Uncollected revenues	(1,106,936)	(501,848)
Total deferred tax liabilities	(1,106,936)	(501,848)
Net deferred tax assets	697,348	1,360,719

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Considering all the above factors, as of December 31, 2019 and 2020, the Group recorded an allowance of RMB 2,205 and RMB 9,783 respectively for deferred tax assets which are not more likely than not to be realized.

As of December 31, 2020, the Group had net operating loss carryforwards in PRC entities of RMB 52,007, which will expire from 2023 to 2025.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Aggregate undistributed earnings of the Group’s PRC subsidiaries and VIE that are available for distribution was RMB 4,264,093 and RMB 5,964,686 as of December 31, 2019 and 2020, respectively.

10.           INCOME TAXES – continued

PRC – continued

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2019 and 2020.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.